Commitments	12 Months Ended
Dec. 31, 2021
Commitments
Commitments
31.	Commitments

The Group as part of its Business Sustainability plan and Corporate Social Responsibility “CSR” framework and has committed to invest €1,500,000 in activities related to CSR for the years 2021 — 2023 in total. Management expects that this investment will enable the Group to deliver against its broader responsibilities and commitments as a business whilst also supporting its long-term sustainable growth. During the year 2021 the Group invested €520,000 and the remaining €980,000 will be invested during the years 2022 and 2023.